Schedule of Major Customer Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 17,563,985	$ 23,777,952
Non current assets	1,146,227	3,335,385
Revenue	12,412,932	15,536,855
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	10,171,716	9,654,223
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue		3,481,345
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue	1,162,764	2,401,287
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue	1,078,452
Taiwan Country [member]
IfrsStatementLineItems [Line Items]
Revenue	87,641	114,961
Non current assets	813,261	1,008,887
China Country [member]
IfrsStatementLineItems [Line Items]
Revenue
Non current assets
Other Country [member]
IfrsStatementLineItems [Line Items]
Revenue	17,476,344	23,662,991
Non current assets	$ 332,966	$ 2,326,498